CAPITAL STOCK AND RESERVES - Share-based payments (Details)							12 Months Ended
	Oct. 04, 2021 CAD ($) shares	Jun. 25, 2021 CAD ($) shares	Nov. 27, 2020 CAD ($) shares	Jul. 27, 2020 CAD ($) shares	May 08, 2020 CAD ($) shares	Jan. 17, 2020 CAD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020
Share-based payments
Maximum term of options						5 years
Number of shares granted	8,000					48,074
Fair value of options	$ 100,000					$ 200,000
Reservation of common shares | shares						48,074
Black-Scholes option pricing model
Share-based payments
Fair value of options			$ 6,378,000	$ 399,000
One third of options vesting immediately
Share-based payments
Vesting period				24 months
One third of options vesting after 12 months
Share-based payments
Vesting period	36 months	36 months
One third of options vesting after 24 months
Share-based payments
Maximum term of options						24 months
Vesting period					24 months
Stock options
Share-based payments
Maximum term of options	5 years	5 years	5 years	5 years	5 years
Number of shares granted	23,900	2,592,322	1,367,500	75,000	1,050,000	735,000	2,616,222	3,227,500
Exercise price (in dollars per share) | $ / shares							$ 9.21
Fair value of options	$ 154,000	$ 17,964,000			$ 2,091,000	$ 1,322,000
Number of common share per option | shares	12.52	13.58	10.08	11.72	4.48	4.16
Stock options | One third of options vesting immediately
Share-based payments
Vesting period			24 months